SEGMENT INFORMATION:	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION:
SEGMENT INFORMATION:

3. SEGMENT INFORMATION:

The Company is a global developer, manufacturer and marketer of high value-added specialty chemicals and advanced materials. The Company currently operates in various business lines within its five reportable segments according to the nature and economic characteristics of its products and services consisting of: (1)Lithium (2)Surface Treatment (3)Performance Additives, which includes color pigments and services, timber treatment chemicals and clay-based additives, (4)Titanium Dioxide Pigments, which consists of titanium dioxide pigments, and zinc- and barium-based compounds and (5)Advanced Ceramics, which includes ceramic-on-ceramic ball head and liner components used in hip-joint prostheses systems, ceramic cutting tools and a range of other ceramic components.

The basis for determining an enterprise's reportable segments is the manner in which financial information is used internally by the enterprise's chief operating decision maker, the Company's Chief Executive Officer.

Items that cannot be readily attributed to individual segments have been classified as "Corporate and other." Corporate and other operating loss primarily represents payroll, professional fees and other operating expenses of centralized functions such as treasury, tax, legal, internal audit and consolidation accounting as well as the cost of operating the Company's central offices (including some costs maintained based on legal or tax considerations). The primary components of Corporate and other, in addition to operating expenses, are interest expense on external debt (including the amortization of deferred financing costs), foreign exchange losses or gains, and mark-to-market gains or losses on derivatives. The Corporate and other classification also includes the results of operations, assets (primarily real estate) and liabilities (including pension and environmental) of the metal sulfides business, legacy businesses formerly belonging to the Dynamit Nobel businesses that were acquired in 2004, the wafer reclaim business and the rubber/thermoplastics compounding business.

Summarized financial information for each of the reportable segments is provided in the following tables:

	YearendedDecember31,
($inmillions)	2011	2010	2009
Net Sales:
Lithium	$456.5	$397.1	$357.3
Surface Treatment	743.2	662.0	564.0
Performance Additives	784.4	726.7	671.5
Titanium Dioxide Pigments	930.4	759.2	666.3
Advanced Ceramics	585.1	515.6	412.2
Corporate and other	169.7	131.0	97.8
Total	$3,669.3	$3,191.6	$2,769.1

The Company uses Adjusted EBITDA on a segment basis to assess the ongoing performance of the Company's business segments and reporting units. Because the Company views Adjusted EBITDA on a segment basis as an operating performance measure, the Company uses income (loss) from continuing operations before taxes as the most comparable U.S. GAAP measure. The summary of segment information below includes "Adjusted EBITDA," a financial measure used by the Company's chief decision maker and senior management to evaluate the operating performance of each segment.

	YearendedDecember31,
($inmillions)	2011	2010	2009
Adjusted EBITDA from continuing operations:
Lithium	$170.2	$144.4	$141.2
Surface Treatment	151.0	124.1	85.7
Performance Additives	144.0	123.8	95.1
Titanium Dioxide Pigments	257.6	129.5	97.3
Advanced Ceramics	183.7	153.2	107.7
Corporate and other	(43.7)	(40.6)	(17.1)
Total	$862.8	$634.4	$509.9

	YearendedDecember31,
($inmillions)	2011	2010	2009
Capital Expenditures:
Lithium	$76.2	$29.7	$24.1
Surface Treatment	23.6	15.0	21.0
Performance Additives	44.9	27.8	26.2
Titanium Dioxide Pigments	75.3	60.4	40.6
Advanced Ceramics	46.1	40.7	32.8
Corporate and other	13.6	6.7	6.8
Total (a)	$279.7	$180.3	$151.5

(a) Net of government grants of $16.0 million and $3.2 million received for the years ended December31, 2011 and 2010, respectively.

	IdentifiableAssetsasofDecember31,
($inmillions)	2011	2010	2009
Lithium	$1,189.5	$1,091.6	$1,051.6
Surface Treatment	947.5	926.6	962.7
Performance Additives	745.7	759.4	773.1
Titanium Dioxide Pigments	929.6	897.4	945.4
Advanced Ceramics	810.9	828.8	867.8
Corporate and other (a)	409.6	452.7	339.7
Eliminations (b)	(445.2)	(386.3)	(298.9)
Total (c)	$4,587.6	$4,570.2	$4,641.4

(a) Corporate and other identifiable assets primarily represent deferred financing costs that have been capitalized in connection with corporate external debt financing, deferred income tax assets and cash balances maintained in accordance with centralized cash management techniques.

(b) Amounts contained in the "Eliminations" column represent the individual subsidiaries' retained interest in their cumulative net cash balance (deposits less withdrawals) included in the corporate centralized cash system and within the identifiable assets of the respective segment. These amounts are eliminated as the corporate centralized cash system is included in the Corporate and other segment's identifiable assets.

(c) This amount does not include $154.1 million and $146.4 million of identifiable assets as of December31, 2010 and 2009, respectively, from the plastic compounding business sold in January2011.

The following table represents summarized geographic information with net sales based on seller's location:

	YearendedDecember31,
($inmillions)	2011	2010	2009
Net sales:
Germany	$1,900.9	$1,604.2	$1,176.0
United States	731.2	673.0	609.6
Rest of Europe	646.1	571.5	693.8
Rest of World	391.1	342.9	289.7
	$3,669.3	$3,191.6	$2,769.1

The following table presents the net book value of the Company's long-lived assets located in the regions indicated:

	AsofDecember31,
($inmillions)	2011	2010	2009
Long-lived assets:
Germany	$750.0	$747.9	$782.2
Rest of Europe	383.5	368.7	395.1
United States	259.7	230.4	244.2
Rest of World	225.3	219.9	214.1
	$1,618.5	$1,566.9	$1,635.6

On a segment basis, the Company defines Adjusted EBITDA as operating income excluding depreciation and amortization, certain non-cash gains and charges, certain other special gains and charges deemed by senior management to be non-recurring gains and charges and certain items deemed by senior management to have little or no bearing on the day-to-day operating performance of its business segments and reporting units. The adjustments made to operating income directly correlate with the adjustments to net income in calculating Adjusted EBITDA on a consolidated basis pursuant to the senior secured credit agreement, which reflects management's interpretations thereof. The indenture governing the 2014 Notes and the facility agreement related to the Titanium Dioxide Pigments venture excludes certain adjustments permitted under the senior credit agreement. Senior management uses Adjusted EBITDA on a segment basis as the primary measure to evaluate the ongoing performance of the Company's business segments and reporting units.Because the Company views Adjusted EBITDA on a segment basis as an operating performance measure, the Company uses income (loss) from continuing operations before taxes as the most comparable U.S. GAAP measure.

Major components within the reconciliation of income (loss) from continuing operations before taxes to Adjusted EBITDA are described more fully in the table below:

				Titanium
		Surface	Performance	Dioxide	Advanced	Corporate
($inmillions)	Lithium	Treatment	Additives	Pigments	Ceramics	andother	Consolidated
Year ended December31, 2011
Income (loss) from continuing operations before taxes	$118.0	$80.3	$69.7	$163.7	$102.2	$(77.8)	$456.1
Interest expense, net (a)	7.4	20.6	9.1	12.7	21.6	24.7	96.1
Depreciation and amortization	41.4	33.1	58.4	71.9	53.7	8.7	267.2
Restructuring and other severance costs(b)	3.2	8.0	2.3	-	0.7	0.3	14.5
Systems/organization establishment expenses(c)	-	0.8	0.7	5.0	-	-	6.5
Acquisition and disposal costs	-	0.1	-	-	0.1	0.2	0.4
Loss on early extinguishment/modification of debt(d)	2.9	4.8	1.7	-	4.0	3.2	16.6
Asset write-downs and other	0.1	0.1	0.8	-	0.6	-	1.6
Foreign exchange loss (gain) on financing activities, net	(2.8)	3.0	1.1	-	0.8	(3.4)	(1.3)
Other (e)	-	0.2	0.2	4.3	-	0.4	5.1
Total Adjusted EBITDA	$170.2	$151.0	$144.0	$257.6	$183.7	$(43.7)	$862.8
Year ended December31, 2010
Income (loss) from continuing operations before taxes	$85.5	$55.5	$34.0	$44.5	$72.4	$(87.4)	$204.5
Interest expense, net (a)	20.7	30.3	25.8	15.0	29.1	30.2	151.1
Depreciation and amortization	37.1	33.6	56.8	69.6	49.6	9.2	255.9
Restructuring and other severance costs(b)	-	2.0	1.5	-	1.1	0.4	5.0
Systems/organization establishment expenses(f)	-	1.0	0.3	0.5	0.2	0.1	2.1
Acquisition and disposal costs	-	0.1	0.2	-	-	1.0	1.3
Loss on early extinguishment/modification of debt(g)	0.2	0.4	0.3	-	0.4	0.3	1.6
Asset write-downs and other (h)	0.3	1.5	4.1	0.1	0.8	4.7	11.5
Foreign exchange loss (gain) on financing activities, net	0.6	(0.2)	0.1	-	(0.4)	0.9	1.0
Other (i)	-	(0.1)	0.7	(0.2)	-	(0.0)	0.4
Total Adjusted EBITDA	$144.4	$124.1	$123.8	$129.5	$153.2	$(40.6)	$634.4
Year ended December31, 2009
Income (loss) from continuing operations before taxes	$70.7	$8.3	$(15.0)	$(8.3)	$5.3	$(50.8)	$10.2
Interest expense, net (a)	27.2	34.0	31.8	24.6	36.1	24.4	178.1
Depreciation and amortization	35.2	35.3	62.7	77.7	52.0	11.3	274.2
Restructuring and other severance costs(b)	0.5	5.2	6.1	0.1	7.0	1.4	20.3
Systems/organization establishment expenses(f)	-	0.7	2.1	3.1	0.3	0.1	6.3
Acquisition and disposal costs	-	0.1	2.7	0.1	-	0.1	3.0
Loss on early extinguishment/modification of debt(j)	5.8	5.2	2.4	-	7.2	6.0	26.6
Asset write-downs and other	(0.1)	0.4	0.2	-	0.3	1.8	2.6
Foreign exchange (gain) loss on financing activities, net	1.7	(5.9)	0.1	-	(0.6)	(11.3)	(16.0)
Other (k)	0.2	2.4	2.0	-	0.1	(0.1)	4.6
Total Adjusted EBITDA	$141.2	$85.7	$95.1	$97.3	$107.7	$(17.1)	$509.9

(a) Includes gains of $0.5 million, $13.4 million and $3.9 million for the years ended December31, 2011, 2010 and 2009, respectively, representing the movement in the mark-to-market valuation of the Company's interest rate and cross-currency swaps.

(b) See Item 8. Financial Statements and Supplementary Data - Note 17, "Restructuring And Other Severance Costs," for further details.

(c) Primarily relates to settlement costs associated with the termination of a supply agreement related to the formation of the Company's titanium dioxide pigments venture.

(d) Represents fees of $13.5 million and the write-off of deferred financing costs of $3.1 million in connection with the refinancing of the senior secured credit facility and the repayment of the senior secured term loans in February2011.

(e) Primarily relates to professional fees incurred in connection with exploring strategic options.

(f) Primarily relates to costs incurred in conjunction with the integration of businesses acquired.

(g) Represents the write-off of deferred financing costs associated with the voluntary prepayment of $200.2 million of senior secured term loans in July2010.

(h) Primarily relates to the write-down of a receivable of $4.7 million related to a pension indemnification in conjunction with the acquisition of the Dynamit Nobel businesses in 2004, fixed asset write-downs of $2.1 million in the Performance Additives segment and the write-off of an acquisition-related receivable of $1.6 million in our Surface Treatment segment.

(i) The Company recorded income of $0.7 million primarily related to a gain recorded on the sale of an investment previously accounted for under the equity method in the Surface Treatment segment and the reversal of a reserve covering legacy obligations assumed in connection with the acquisition of the Dynamit Nobel businesses in 2004.

(j) Represents the write-off of deferred financing costs of $20.9 million and lender fees related to the early extinguishment of debt of $12.0 million, partially offset by a discount of $6.3 million related to the repurchase of $153.2 million in aggregate principal amount of the 2014 Notes.

(k) Primarily relates to an increase in reserves covering legacy obligations assumed in connection with the KKR Acquisition in 2000 and the acquisition of the Dynamit Nobel businesses in 2004.